Employee Benefit Plans (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, shares	250,000	350,000
Vested, shares	0
Exercisable, shares	0
Forfeited or expired, shares	(100,000)
Non Vested, shares	82,001	171,412
Granted, shares	80,000
Vested, shares	(131,504)
Forfeited or expired, shares	(37,907)
Weighted average exercise price [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	$ 12.0	$ 12.0
Weighted average remaining term [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual terms	8 months 4 days	1 year 7 months 28 days
Weighted average remaining contractual terms	3 years 11 months 4 days	1 year 2 months 1 day
Aggregate fair value [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, value	$ 2,179	$ 2,730
Forfeited or expired, value	(552)
Non vested, value	252	$ 667
Granted, value	211
Vested, value	(526)
Forfeited or expired, value	$ (100)